Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events
The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2018 through the date these consolidated financial statements were issued. The Company has concluded that no subsequent events have occurred that require disclosure, except as described below.
Agreement and Plan of Merger
On January 3, 2019, the Company, Merger Sub, and Salarius entered into the Merger Agreement. Pursuant to the Merger Agreement, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Salarius, with Salarius continuing as a wholly owned subsidiary of the Company and the surviving corporation.
The Merger Agreement (i) values the Company at $10.5 million, subject to adjustment, on a dollar-for-dollar basis, based on the Company's net cash balance at the closing of the merger compared to a target net cash of $3.3 million, and (ii) values Salarius at $36.6 million, subject to adjustment, on a dollar-for-dollar basis, based on the sale of Series A Preferred units pursuant to subscription agreements that Salarius entered into prior to the Merger Agreement compared to the target sale of $7.0 million of Series A Preferred units.
At the closing of the merger, each outstanding common unit, profits interest common unit and Series A Preferred unit of Salarius will convert into the right to receive shares of the Company's common stock (subject to the payment of cash in lieu of fractional shares and after giving effect to an anticipated reverse stock split of the Company’s common stock) at the conversion ratio formulae described in the Merger Agreement. Under those formulae, immediately following the effective time of the merger, the Company's current stockholders will own approximately 19.9% of the combined company (on a partially-diluted basis, excluding the effect of certain options, the dividend or distribution of rights and warrants to the Company's current stockholders and the possible issuance of a warrant to Wedbush) and Salarius’ current members will own approximately 80.1% of the combined company (on a partially-diluted basis, excluding the effect of certain options, the dividend or distribution of rights and Warrants to our current stockholders and the possible issuance of a warrant to Wedbush). For purposes of calculating the conversion ratios, the number of outstanding shares of the Company's common stock immediately before the merger takes into account the dilutive effect of approximately 849,610 shares of the Company's common stock underlying options outstanding as of January 3, 2019 that have an exercise price less than or equal to $1.35 per share of our common stock. Approximately 1,447,426 shares of the Company's common stock that underlie options outstanding as of January 3, 2019 have an exercise price greater than $1.35 per share of the Company's common stock.
In addition, at or prior to the closing of the merger, the Company will pay a dividend of or distribute one right per share of common stock to stockholders of record as of a date and time determined by the board of directors. Each right will entitle such stockholders to receive a warrant to purchase shares of the Company's common stock six months and one day following the closing date of the merger.
The warrants will contain customary terms and conditions, provided that the Warrants:

•
will have an exercise price per share of the Company's common stock equal to the fair market value of a share of the Company's common stock on the closing date of the merger (such exercise price subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Company's common stock);

•	will be immediately exercisable upon receipt, which receipt will be six months and one day following the closing date of the merger;

•	will be exercisable for five years after receipt;

•	will be subject to a cashless exercise, at the Company's option, under certain circumstances; and

•
will be exercisable, in the aggregate, with respect to that number of shares of the Company's common stock equal to the Warrant Aggregate Value (as defined in the Merger Agreement) divided by the value (determined using the Black-Scholes-Merton option pricing formula) of a warrant to purchase a share of the Company's common stock on the closing date of the merger.

The Warrant Aggregate Value generally represents the difference between (i) the Company's value and (ii) the value of the Company’s common stock that the Company’s current stockholders will have in the combined company. Accordingly, the Warrant Aggregate Value will be based in part on the Company’s net cash balance at the time of closing of the merger and adjusted for the amount of additional financing consummated by Salarius at or before the closing of the merger, as further described in the Merger Agreement.
The Merger Agreement contains certain termination rights for both the Company and Salarius, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $0.35 million, or in some circumstances the Company may be required to reimburse Salarius’ expenses up to a maximum of $0.2 million. In addition, in certain specified circumstances, Salarius may be required to pay us a termination fee of $1.0 million.